OTHER PAYABLES	12 Months Ended
Dec. 31, 2023
Other Payables Abstract
OTHER PAYABLES
NOTE 16:-	OTHER PAYABLES

	December 31,
	2023	2022

Employees and payroll accruals	4,376	4,562
Accrued expenses	2,304	2,090
Liability for underwriter – see Note 17	-	1,131
VAT to customers and suppliers	-	399
Government authorities	754	640
Accruals restructuring	686	-
Other	416	416

	8,536	9,238